Variable Interest Entities	12 Months Ended
Dec. 31, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Variable Interest Entities
Variable Interest Entities
We are involved, in the normal course of our business, with various types of special purpose entities, some of which meet the definition of VIEs. When evaluating a VIE for consolidation, we must determine whether or not we have a variable interest in the entity. Variable interests are investments or other interests that absorb portions of an entity’s expected losses or receive portions of the entity’s expected returns. If it is determined that we do not have a variable interest in the VIE, no further analysis is required and we do not consolidate the VIE. If we hold a variable interest in a VIE, we are required by U.S. GAAP to consolidate that VIE when we have a controlling financial interest in the VIE and therefore are deemed to be the primary beneficiary. We are determined to have a controlling financial interest in a VIE when it has both the power to direct the activities of the VIE that most significantly impact the VIE’s economic performance and the obligation to absorb losses or the right to receive benefits of the VIE that could potentially be significant to that VIE. This determination is evaluated periodically as facts and circumstances change.
Asset-Backed Investment Securities
We invest in various forms of ABS, which we carry in our investment securities portfolio. These ABS meet the U.S. GAAP definition of asset securitization entities, which are considered to be VIEs. We are not considered to be the primary beneficiary of these VIEs since we do not have control over their activities. Additional information about our ABS is provided in Note 3.
Tax-Exempt Investment Program
In the normal course of our business, we structure and sell certificated interests in pools of tax-exempt investment grade assets, principally to our mutual fund clients. We structure these pools as partnership trusts, and the assets and liabilities of the trusts are recorded in our consolidated statement of condition as AFS investment securities and other short-term borrowings. As of December 31, 2018 and December 31, 2017, we carried AFS investment securities, composed of securities related to state and political subdivisions, with a fair value of $1.05 billion and $1.25 billion, respectively, and other short-term borrowings of $0.93 billion and $1.08 billion, respectively, in our consolidated statement of condition in connection with these trusts. The interest income and interest expense generated by the investments and certificated interests, respectively, are recorded as components of NII when earned or incurred.
We transfer assets to the trusts from our investment securities portfolio at adjusted book value, and the trusts finance the acquisition of these assets by selling certificated interests issued by the trust to third-party investors and to us as residual holder. These transfers do not meet the de-recognition criteria defined by U.S. GAAP, and therefore, the assets continue to be recorded in our consolidated financial statements. The trusts had a weighted-average life of approximately 3.6 years as of December 31, 2018, compared to approximately 4.6 years as of December 31, 2017.
Under separate legal agreements, we provide liquidity facilities to these trusts and, with respect to certain securities, letters of credit. As of December 31, 2018, our commitments to the trusts under these liquidity facilities and/or letters of credit totaled $946 million, and neither of the liquidity facilities nor letters of credit were utilized. In the event that our obligations under these liquidity facilities are triggered, no material impact to our consolidated results of operations or financial condition is expected to occur, because the securities are already recorded at fair value in our consolidated statement of condition. In addition, neither creditors or third-party investors in the trusts have any recourse to our general credit other than through the liquidity facilities and letters of credit noted above.
Interests in Investment Funds
In the normal course of business, we manage various types of investment funds through State Street Global Advisors in which our clients are investors, including State Street Global Advisors commingled investment vehicles and other similar investment structures. The majority of our AUM are contained within such funds. The services we provide to these funds generate management fee revenue. From time to time, we may invest cash in the funds in order for the funds to establish a performance history for newly-launched strategies, referred to as seed capital, or for other purposes.
With respect to our interests in funds that meet the definition of a VIE, a primary beneficiary assessment is performed to determine if we have a controlling financial interest. As part of our assessment, we consider all the facts and circumstances regarding the terms and characteristics of the variable interest(s), the design and characteristics of the fund and the other involvements of the enterprise with the fund. Upon consolidation of certain funds, we retain the specialized investment company accounting rules followed by the underlying funds.
All of the underlying investments held by such consolidated funds are carried at fair value, with corresponding changes in the investments’ fair values reflected in foreign exchange trading services revenue in our consolidated statement of income. When we no longer control these funds due to a reduced ownership interest or other reasons, the funds are de-consolidated and accounted for under another accounting method if we continue to maintain investments in the funds.
As of December 31, 2018, we do not have any consolidated sponsored investment funds. As of December 31, 2017, the aggregate assets and liabilities of our consolidated sponsored investment funds totaled approximately $150 million and $50 million, respectively.
Our conclusion to consolidate a fund may vary from period to period, most commonly as a result of fluctuation in our ownership interest as a result of changes in the number of fund shares held by either us or by third parties. Given that the funds follow specialized investment company accounting rules which prescribe fair value, a de-consolidation generally would not result in gains or losses for us.
The net assets of any consolidated fund are solely available to settle the liabilities of the fund and to settle any investors’ ownership redemption requests, including any seed capital invested in the fund by us. We are not contractually required to provide financial or any other support to any of our funds. In addition, neither creditors nor equity investors in the funds have any recourse to our general credit.
As of December 31, 2018 and December 31, 2017, we managed certain funds, considered VIEs, in which we held a variable interest but for which we were not deemed to be the primary beneficiary. Our potential maximum loss exposure related to these unconsolidated funds totaled approximately $70 million and $72 million as of December 31, 2018 and December 31, 2017, respectively, and represented the carrying value of our investments, which are recorded in either AFS investment securities or other assets in our consolidated statement of condition. The amount of loss we may recognize during any period is limited to the carrying amount of our investments in the unconsolidated funds.